Mortgage Notes Payable (Tables)	12 Months Ended
Dec. 31, 2017
Future Principal Payments	The future principal payments required under the loan are as follows:

2018	$8,758
2019	9,254
2020	9,778
2021	10,332
2022	10,918
2023 and beyond	19,588
Total	$68,628